TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
TAXATION
Current tax expense			$ (1,452,477)	$ (12,900,338)
Deferred tax			944,555	1,823,767
Income tax expenses	$ 5,189,627	$ (4,340,156)	$ (507,922)	$ (11,076,571)